EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2011
EARNINGS PER SHARE

13. EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted earnings per share for the years indicated:

	Year Ended December 31,
	2009	2010	2011
Net income from continuing operations	$53,432	$90,811	$80,979

Income from continuing operations attributable to holders of ordinary shares—basic	$53,432	$90,811	$80,979
Loss from discontinued operations—net of tax	(558)	—	—

Income attributable to holders of ordinary shares—basic	52,874	90,811	80,979

Income attributable to holders of ordinary shares—diluted	$52,874	$90,811	$80,979

Weighted-average ordinary shares outstanding used in computing basic earnings per share	543,891,797	556,338,146	567,076,049
Plus: Shares from convertible notes, if converted	22,771,002	22,771,002	22,771,002
Incremental weighted-average ordinary shares from assumed exercise of share options and nonvested restricted stock units	22,574,877	18,413,425	13,670,825

Shares used in calculating diluted earnings per share	589,237,676	597,522,573	603,517,876

Basic earnings per share from continuing operations	$0.10	$0.16	$0.14

Diluted earnings per share from continuing operations	$0.09	$0.15	$0.13

Basic loss per share from discontinued operations	$(0.00)	$—	$—

Diluted loss per share from discontinued operations	$(0.00)	$—	$—

Basic earnings per share	$0.10	$0.16	$0.14

Diluted earnings per share	$0.09	$0.15	$0.13

For the years ended December 31, 2009, 2010 and 2011, the following outstanding securities were excluded from the calculation of diluted earnings per share because their effect would be anti-dilutive:

	Year Ended December 31,
	2009	2010	2011
Share options and nonvested restricted stock units granted	14,906,552	6,462,924	4,335,607